2. LOANS: Troubled Debt Restructurings on Financing Receivables (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Year 2016
Financing Receivable, Modifications, Number of Contracts	19,600
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 59,122,933
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 56,655,858
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	6,076
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 11,129,200
Year 2016 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	18,680
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 55,198,024
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 52,873,724
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	5,854
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 10,583,099
Year 2016 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	50
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 698,205
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 695,693
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 0
Year 2016 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	870
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 3,226,704
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 3,086,441
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	222
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 546,101
Year 2015
Financing Receivable, Modifications, Number of Contracts	17,209
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 44,782,150
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 43,300,119
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	4,770
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 7,673,790
Year 2015 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	16,473
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 42,571,410
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 41,169,632
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	4,625
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 7,364,675
Year 2015 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	51
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 468,208
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 458,496
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	1
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 4,233
Year 2015 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	685
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,742,532
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,671,991
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	144
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 304,882
Year 2014
Financing Receivable, Modifications, Number of Contracts	15,849
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 36,538,084
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 35,045,616
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	4,619
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 6,779,295
Year 2014 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	15,335
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 34,896,112
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 33,473,568
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	4,479
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 6,486,759
Year 2014 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	34
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 365,326
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 346,385
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	2
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 12,292
Year 2014 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	480
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,276,646
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,225,663
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	138
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 280,244